COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE－21 COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, the Company had no material commitments or contingencies.

Litigation

The Company is currently litigating three cases pending in the Supreme Court for the State of New York, New York County.

Two cases are employment actions filed by former employees who seek compensation alleged to be due pursuant to agreements with the Company. Both of the employees are represented by the same counsel and filed their cases in the Supreme Court of the State of New York, County of New York, in December 2019.

In one of those actions, brought by Rahul Narain, a former employee claims entitlement to compensation and a bonus totalling $566,000 and 130-195 shares of Company common stock, together with costs. For the 130 shares he contends were not delivered, he alleges damages of approximately $750,000. The Company responded to the complaint and also asserted counterclaims in the proceeding for $1,500,000 to $4,000,000 plus punitive damages, together with interest and costs, arising from, inter alia, the former employee’s breach of contract, unfair competition, misappropriation of trade secrets and breach of fiduciary duty. The former employee has responded to the Company’s counterclaims and discovery has been conducted. The discovery phase is now over. The Company filed a motion for partial summary judgment to dismiss Rahul Narain’s claims for damages associated with the 130-195 shares of the Company’s common stock. Rahul Narain has filed a motion for partial summary judgment on his claims for compensation and for damages he alleges associated with his contention that the Company did not deliver the shares of common stock under a warrant. In that motion he seeks the monetary value of that stock, which he contends is $749,190 plus interest, and also seeks partial summary judgment for his claim seeking $566,000 in compensation, specifically to the motion, he seeks $60,000. His motion also seeks to dismiss the Company’s counterclaims. Rahul Narain has also filed a motion in limine to preclude the Company’s expert witness as to damages for some of the Company’s counterclaims. The Court denied the Company’s motion for summary judgment and granted Mr. Narain’s motion for summary judgment on his claims on the warrant and for a portion of his salary, giving him a recovery of $749,190 plus interest as of September 4, 2019 and for his salary of $10,000 per month for the months of September, October, and November of 2023 plus interest, and denied the remainder of his motion, including those portions seeking to dismiss the Company’s counterclaims and to preclude the Company’s expert witness. The Company has filed a Notice of Appeal of this decision and has also filed a motion to reargue the decision. Following the grant of partial summary judgment, a judgment was entered in the office of the Clerk of the Supreme Court in the amount of $1,082,078.91. Subsequently, Mr. Narain served a restraining notice on the Company and has made a motion to appoint a receiver to sell Thoughtful Media Group Inc. and NusaTrip Inc. and disburse proceeds to Mr. Narain sufficient to satisfy the judgment, granting the receiver the right to retain counsel and bankers and to pay them from the proceeds of such sale, or in the alternative, directing the Company to pay Mr. Narain from the sale of any of its assets to satisfy the judgment and enjoining the company from diverting those funds to anyone else until the judgment is satisfied. The Company bonded the judgment and therefore the Court denied the motion without prejudice. In that same Order, the Court denied the Company’s motion to reargue Mr. Narain’s motion for partial summary judgment. Finally, the parties recently attempted to mediate their claims before the Appellate Division, First Department, however such efforts did not result in a settlement. The Company intends to continue to defend Mr. Narain’s claims vigorously.

In the other employment action, brought by Thomas O’Connor, a former employee, and CVO Advisors Pte. Ltd., involves claims of entitlement to salary payments and expense reimbursement in the amount of $122,042.60, plus liquidated damages, together with costs. This former employee also made claims based on a failure to deliver between 1,721 and 2,536 shares of the Company’s common stock. For the 1,721 shares of stock which he contends were not delivered, he alleges damages of $9,918,000. In addition, this action also includes claims by a plaintiff-entity alleging entitlement to $8 million in shares of the Company’s Series A Preferred stock. The Company responded to the complaint and also asserted counterclaims against the former employee in the proceeding for $1,500,000 to $2,000,000 plus punitive damages, together with costs, arising from, inter alia, the former employee’s breach of contract, breach of fiduciary duty, tortious interference and fraud. The former employee has responded to the Company’s counterclaims and this action is still in the discovery phase of litigation. Thomas O’Connor has filed a motion to strike the Company’s answer and counterclaims or in the alternative precluding Society Pass from offering evidence or for a Conditional Order for production. Thomas O’Connor has also filed a motion for partial summary judgment on his cause of action regarding the 1,721 shares of stock that were allegedly not delivered and is seeking the cash value of those shares. The Court granted that motion in part, deciding that Mr. O’Connor validly exercised 1,148 shares under the subject warrant. The Court denied that portion of the motion as it relates to the value of those shares. Mr. O’Connor has not retained an expert to testify as to their value. The Company has retained an expert who has determined the value of the shares to be significantly less than alleged and issued a report of his opinions. CVO has filed a motion for summary judgment on its claim for the $8,000,000 worth of Series A Preferred Stock, seeking the alleged cash value of those shares. The Company has opposed that motion, and the motion was denied. In addition, the Company has appealed the grant of the motion on liability and Mr. O’Connor has appealed the denial of the motion on the damages portion. The Company filed a Notice of Appeal with respect to same. In addition, Mr. O’Connor had filed a motion to restrain and enjoin the company from transferring or otherwise disposing any of its assets, including but not limited to extraordinary cash or equity/option payouts to its directors and officers and from transferring or otherwise disposing any of its operating assets, including but not limited to Thoughtful Media Group Inc., NusaTrip Inc., and any other of the Company’s majority owned corporate subsidiaries. The motion was denied, but granted in part to the extent that the Company must promptly inform Mr. O’Connor of any agreement(s) to sell its subsidiaries. The Court also scheduled a valuation hearing for the shares granted in Mr. O’Connor’s motion for summary judgment which will take place on May 29 and 30 of 2024. Mr. O’Connor has made a motion in limine to preclude the Company’s expert from testifying at such valuation hearing, which has been denied.

The third case was brought by the Company against former employees Mr. Narain and Mr. O’Connor, in addition to two companies they started, operating under the name Growth Hero. The Company commenced this action on May 18, 2023. The Company alleges, inter alia, that Narain, O’Connor, and Growth Hero misappropriated the Company’s intellectual property and alleges other related torts pertaining to the business conducted by Growth Hero. The Company brought claims sounding in breach of contract, breach of the implied covenant of good faith and fair dealing, misappropriation of trade secrets, unfair competition, breach of fiduciary duties, violation of the Stored Communication Act, and for a permanent injunction. The Company seeks damages in an amount to be determined at trial. The Company has filed a motion to extend the time to service of process on Mr. O’Connor and the corporate entities and for leave to serve them via email, and has also initiated a Hague Convention application for international service upon them. The motion was granted to the extent that the Company’s time to serve Mr. O’Connor has been extended, without prejudice to renew. Rahul Narain has been served with process and has made a motion to dismiss the claims against him. The Company has submitted an opposition to this motion. The motion was granted due to the Court’s opinion that the claims set forth against Mr. Narain in this case were the same as the counterclaims asserted against Mr. Narain in his lawsuit against the Company.

The Company disputes each claim in the above referenced matters and intends to defend the pending actions noted above. The ultimate outcome of any damages that may become payable if its defence is unsuccessful in whole or in part is not probable nor estimable at this time. While the Company feels confident in its defence of these pending matters, there can be no assurance that it will prevail and that any damages that may be awarded will not be material to the results of operations or financial condition of the Company.

Yeah1 litigation payables of $818,353 for the period ended September 30, 2025 arose from a final award (the “Final Award”) issued by an arbitration tribunal against Adactive Media, Inc. (“Adactive Delaware”), Adactive Media CA, Inc. and Thoughtful (Thailand) Co., Ltd. (the “Claimants”), ordering us to pay the sum of $705,532 for legal fees and costs to the respondents of an arbitration (the “Underlying Arbitration”) initiated by the Claimants, at an annual interest rate of 5.33% until the date of full payment. Management received the Final Award from a corporate representative of one of the respondents of the Underlying Arbitration, in September 2024, and determined to record the judgement as liabilities of the Company, even though no judgment enforcement or collection procedure has been initiated in California or in Thailand.

The Company does not believe any of the foregoing actions will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

NOTE－ 21 COMMITMENTS AND CONTINGENCIES

As of December 31, 2024, the Company had no material commitments or contingencies.

Litigation

The Company is currently litigating three cases pending in the Supreme Court for the State of New York, New York County and one case pending in United States District Court, Central District of California.

Two cases are employment actions filed by former employees who seek compensation alleged to be due pursuant to agreements with the Company. Both of the employees are represented by the same counsel and filed their cases in the Supreme Court of the State of New York, County of New York, in December 2019.

In one of those actions, brought by Rahul Narain, a former employee claims entitlement to compensation and a bonus totaling $566,000 and 130-195 shares of Company common stock, together with costs. For the 130 shares he contends were not delivered, he alleges damages of approximately $750,000. The Company responded to the complaint and also asserted counterclaims in the proceeding for $1,500,000 to $4,000,000 plus punitive damages, together with interest and costs, arising from, inter alia, the former employee’s breach of contract, unfair competition, misappropriation of trade secrets and breach of fiduciary duty. The former employee has responded to the Company’s counterclaims and discovery has been conducted. The discovery phase is now over. The Company filed a motion for partial summary judgment to dismiss Rahul Narain’s claims for damages associated with the 130-195 shares of the Company’s common stock. Rahul Narain has filed a motion for partial summary judgment on his claims for compensation and for damages he alleges associated with his contention that the Company did not deliver the shares of common stock under a warrant. In that motion he seeks the monetary value of that stock, which he contends is $749,190 plus interest, and also seeks partial summary judgment for his claim seeking $566,000 in compensation, specifically to the motion, he seeks $60,000. His motion also seeks to dismiss the Company’s counterclaims. Rahul Narain has also filed a motion in limine to preclude the Company’s expert witness as to damages for some of the Company’s counterclaims. The Court denied the Company’s motion for summary judgment and granted Mr. Narain’s motion for summary judgment on his claims on the warrant and for a portion of his salary, giving him a recovery of $749,190 plus interest as of September 4, 2019 and for his salary of $10,000 per month for the months of September, October, and November of 2023 plus interest, and denied the remainder of his motion, including those portions seeking to dismiss the Company’s counterclaims and to preclude the Company’s expert witness. The Company has filed a Notice of Appeal of this decision and has also filed a motion to reargue the decision. Following the grant of partial summary judgment, a judgment was entered in the office of the Clerk of the Supreme Court in the amount of $1,082,078.91. Subsequently, Mr. Narain served a restraining notice on the Company and has made a motion to appoint a receiver to sell Thoughtful Media Group Inc. and NusaTrip Inc. and disburse proceeds to Mr. Narain sufficient to satisfy the judgment, granting the receiver the right to retain counsel and bankers and to pay them from the proceeds of such sale, or in the alternative, directing the Company to pay Mr. Narain from the sale of any of its assets to satisfy the judgment and enjoining the company from diverting those funds to anyone else until the judgment is satisfied. The Company bonded the judgment and therefore the Court denied the motion without prejudice. In that same Order, the Court denied the Company’s motion to reargue Mr. Narain’s motion for partial summary judgment. Finally, the parties recently attempted to mediate their claims before the Appellate Division, First Department, however such efforts did not result in a settlement. The Company intends to continue to defend Mr. Narain’s claims vigorously. As of December 31, 2024, the Company has accrued a litigation compensation total of $1,298,495 in accrued liabilities and other payables.

In the other employment action, brought by Thomas O’Connor, a former employee, and CVO Advisors Pte. Ltd., involves claims of entitlement to salary payments and expense reimbursement in the amount of $122,042.60, plus liquidated damages, together with costs. This former employee also made claims based on a failure to deliver between 1,721 and 2,536 shares of the Company’s common stock. For the 1,721 shares of stock which he contends were not delivered, he alleges damages of $9,918,000. In addition, this action also includes claims by a plaintiff-entity alleging entitlement to $8 million in shares of the Company’s Series A Preferred stock. The Company responded to the complaint and also asserted counterclaims against the former employee in the proceeding for $1,500,000 to $2,000,000 plus punitive damages, together with costs, arising from, inter alia, the former employee’s breach of contract, breach of fiduciary duty, tortious interference and fraud. The former employee has responded to the Company’s counterclaims and this action is still in the discovery phase of litigation. Thomas O’Connor has filed a motion to strike the Company’s answer and counterclaims or in the alternative precluding Society Pass from offering evidence or for a Conditional Order for production. Thomas O’Connor has also filed a motion for partial summary judgment on his cause of action regarding the 1,721 shares of stock that were allegedly not delivered and is seeking the cash value of those shares. The Court granted that motion in part, deciding that Mr. O’Connor validly exercised 1,148 shares under the subject warrant. The Court denied that portion of the motion as it relates to the value of those shares. Mr. O’Connor has not retained an expert to testify as to their value. The Company has retained an expert who has determined the value of the shares to be significantly less than alleged and issued a report of his opinions. CVO has filed a motion for summary judgment on its claim for the $8,000,000 worth of Series A Preferred Stock, seeking the alleged cash value of those shares. The Company has opposed that motion, and the motion was denied. In addition, the Company has appealed the grant of the motion on liability and Mr. O’Connor has appealed the denial of the motion on the damages portion. The Company filed a Notice of Appeal with respect to same. In addition, Mr. O’Connor had filed a motion to restrain and enjoin the company from transferring or otherwise disposing any of its assets, including but not limited to extraordinary cash or equity/option payouts to its directors and officers and from transferring or otherwise disposing any of its operating assets, including but not limited to Thoughtful Media Group Inc., NusaTrip Inc., and any other of the Company’s majority owned corporate subsidiaries. The motion was denied, but granted in part to the extent that the Company must promptly inform Mr. O’Connor of any agreement(s) to sell its subsidiaries. The Court also scheduled a valuation hearing for the shares granted in Mr. O’Connor’s motion for summary judgment which will take place on May 29 and 30 of 2024. Mr. O’Connor has made a motion in limine to preclude the Company’s expert from testifying at such valuation hearing, which has been denied. As of December 31, 2024, no litigation compensation is accrued.

The third case was brought by the Company against former employees Mr. Narain and Mr. O’Connor, in addition to two companies they started, operating under the name Growth Hero. The Company commenced this action on May 18, 2023. The Company alleges, inter alia, that Narain, O’Connor, and Growth Hero misappropriated the Company’s intellectual property and alleges other related torts pertaining to the business conducted by Growth Hero. The Company brought claims sounding in breach of contract, breach of the implied covenant of good faith and fair dealing, misappropriation of trade secrets, unfair competition, breach of fiduciary duties, violation of the Stored Communication Act, and for a permanent injunction. The Company seeks damages in an amount to be determined at trial. The Company has filed a motion to extend the time to service of process on Mr. O’Connor and the corporate entities and for leave to serve them via email, and has also initiated a Hague Convention application for international service upon them. The motion was granted to the extent that the Company’s time to serve Mr. O’Connor has been extended, without prejudice to renew. Rahul Narain has been served with process and has made a motion to dismiss the claims against him. The Company has submitted an opposition to this motion. The motion was granted due to the Court’s opinion that the claims set forth against Mr. Narain in this case were the same as the counterclaims asserted against Mr. Narain in his lawsuit against the Company. As of December 31, 2024, no litigation compensation is accrued.

The fourth case is a Petition to Confirm Arbitration Award filed by Yeah1 Group Corporation against Thoughtful (Thailand) Co., Ltd.; Adactive Media CA, Inc.; and others, seeking in excess of $705,537 for damages issued in a final arbitration award. The matter was filed on November 26, 2024, in the United States District Court, Central District of California, Case No. 2:24-cv-10254. The case is in initial stages and a responsive pleading to the petition is due by March 27, 2025. No Scheduling Order has been filed. Management received the Final Award from a corporate representative of one of the respondents of the Underlying Arbitration, in September 2024, and determined to record the judgement as liabilities of the Company, even though no judgment enforcement or collection procedure has been initiated in California or in Thailand. As of December 31, 2024, the Company has accrued a litigation compensation total of $818,352 in accrued liabilities and other payables.

The Company disputes each claim in the above referenced matters and intends to defend the pending actions noted above. The ultimate outcome of any damages that may become payable if its defence is unsuccessful in whole or in part is not probable nor estimable at this time. While the Company feels confident in its defence of these pending matters, there can be no assurance that it will prevail and that any damages that may be awarded will not be material to the results of operations or financial condition of the Company.

The Company does not believe any of the foregoing actions will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.